Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Text Block]
	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Accounts receivable	$193,929	188,774	189,569
Less: Allowance for doubtful accounts	(1,395)	-	-
Less: Loss allowance	-	-	(290)
	$192,534	188,774	189,279

Disclosure of detailed information about expected credit loss of accounts receivable [Text Block]
Analysis of expected credit losses as of December 31, 2018, which was measured based on the aforementioned method, was as follows:

	Carrying amount of accounts receivable	Weighted average loss rate	Loss allowance for lifetime expected credit
	(in thousands)
Not past due	$186,654	0.00%	-
Past due within 30 days	2,622	0.00%	-
Past due 31-60 days	3	0%-0.01%	-
Past due 61-90 days	-	0%-6.29%	-
Past due 91-120 days	-	0%-18.21%	-
Past due over 121 days	-	100.00%	-
	$189,279		-

Disclosure of detailed information about aging analysis of trade and other receivables [Text Block]
As of January 1, 2017 and December 31, 2017, the Company measured the allowance for doubtful accounts for accounts receivable based on a review of collectability of accounts receivable. Aging analysis of accounts receivable, which were past due but not impaired, as of January 1, 2017 and December 31, 2017, was as follows:

	January 1, 2017	December 31, 2017
	(in thousands)

Not past due	$188,414	186,681
Past due within 30 days	3,875	1,506
Past due 31-60 days	347	396
Past due 61-90 days	-	-
Past due 91-120 days	-	1
Past due over 121 days	1,293	190
	$193,929	188,774

Disclosure of detailed information about loss allowance of trade and other receivables [Text Block]
The activity in the loss allowance is as follows:

Loss Allowance

Period	Balance at Beginning of year	Charges to earnings	Amounts utilized / write-offs	Balance at end of year
	(in thousands)

Year 2017	$1,395	155	(1,550)	-
Year 2018	$-	290	-	290